Equity-Based Compensation	12 Months Ended
Dec. 31, 2013
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Equity-Based Compensation

NOTE J — Equity-Based Compensation

At December 31, 2013, CTS had four equity-based compensation plans: the 2001 Stock Option Plan (“2001 Plan”), the Nonemployee Directors’ Stock Retirement Plan (“Directors’ Plan”), the 2004 Omnibus Long-Term Incentive Plan (“2004 Plan”), and the 2009 Omnibus Equity and Performance Incentive Plan (“2009 Plan”). All of these plans, except the Directors’ Plan, were approved by CTS’ shareholders. As of December 31, 2009, additional grants can only be made under the 2004 and 2009 Plans. CTS believes that equity-based awards align the interest of employees with those of its shareholders.

The 2009 Plan, and previously the 2001 Plan and 2004 Plan, provide for grants of incentive stock options or nonqualified stock options to officers, key employees, and nonemployee members of CTS’ board of directors. In addition, the 2009 Plan and the 2004 Plan allow for grants of stock appreciation rights, restricted stock, restricted stock units, performance shares, performance units, and other stock awards.

The following table summarizes the compensation expense included in the Consolidated Statements of Operations for the years ending December 31, 2013, 2012, and 2011 relating to equity-based compensation plans:

	Year ended December 31
($ in thousands)	2013	2012	2011
Restricted stock units	$4,219	$4,099	$3,746

The total tax benefit related to the equity-based compensation plans recognized in income is approximately $1.6 million for the year ended December 31, 2013 and $1.6 million and $1.5 million for the years ended December 31, 2012 and 2011, respectively.

The following table summarizes the status of these plans as of December 31, 2013:

	2009 Plan	2004 Plan	2001 Plan
Awards originally available	3,400,000	6,500,000	2,000,000
Stock options outstanding	—	104,400	18,600
Restricted stock units outstanding	529,065	101,223	—
Options exercisable	—	104,400	18,600
Awards available for grant	1,751,452	262,686	—

Stock Options

Stock options are exercisable in cumulative annual installments over a maximum 10-year period, commencing at least one year from the date of grant. Stock options are generally granted with an exercise price equal to the market price of the Company’s stock on the date of grant. The stock options generally vest over four years and have a 10-year contractual life. The awards generally contain provisions to either accelerate vesting or allow vesting to continue on schedule upon retirement if certain service and age requirements are met. The awards also provide for accelerated vesting if there is a change in control event.

The Company estimated the fair value of the stock option on the grant date using the Black-Scholes option-pricing model and assumptions for expected price volatility, option term, risk-free interest rate, and dividend yield. Expected price volatilities were based on historical volatilities of the Company’s common stock. The expected option term is derived from historical data on exercise behavior. The dividend yield was based on historical dividend payments. The risk-free rate for periods within the contractual life of the option was based on the U.S. Treasury yield curve in effect at the time of grant.

A summary of the status of stock options as of December 31, 2013, and changes during the year then ended, is presented below:

($ in thousands except per unit amounts)	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value

Outstanding at January 1, 2013	447,250	$10.87
Exercised	(285,950)	$10.31
Expired	(37,300)	$8.94
Forfeited	(1,000)	$9.78
Outstanding at December 31, 2013	123,000	$12.78	1.5 years	$877
Exercisable at December 31, 2013	123,000	$12.78	1.5 years	$877

The total intrinsic value of stock options exercised during the years ended December 31, 2013, 2012, and 2011 were $0.6 million, $0.3 million, and $0.2 million, respectively. No stock options were granted during the years ended December 31, 2013, 2012 or 2011.

All stock options were vested at December 31, 2010. CTS recognized expense on a straight-line basis over the requisite service period for each separately vesting portion of the award as if the award was, in substance, multiple awards.

The following table summarizes information about stock options outstanding at December 31, 2013:

	Options Outstanding and Exercisable
Range of Exercise Prices	Number Outstanding and Exercisable at 12/31/13	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price
$11.04 - 11.11	49,900	0.98	$11.08
13.68 - 14.70	73,100	1.82	13.94

Service-Based Restricted Stock Units

Service-based RSUs entitle the holder to receive one share of common stock for each unit when the unit vests. RSUs are issued to officers, key employees and non-employee directors as compensation. Generally, the RSUs vest over a three-year period.

RSUs granted to non-employee directors vest one month after granted. Upon vesting, the non-employee directors elect to either receive the stock associated with the RSU immediately, or defer receipt of the stock until their retirement from the Board of Directors. The fair value of the RSUs is equivalent to the trading value of the Company’s common stock on the grant date.

A summary of the status of RSUs as of December 31, 2013, and changes during the year then ended is presented below:

($ in thousands except per unit amounts)	Units	Weighted Average Grant Date Fair Value	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at January 1, 2013	751,798	$9.82
Granted	377,000	10.97
Converted	(330,313)	10.08
Forfeited	(168,197)	9.88
Outstanding at December 31, 2013	630,288	$10.36	10.1 years	$12,549
Convertible at December 31, 2013	260,723	$9.38	19.9 years	$5,191

The weighted-average grant-date fair value of RSUs granted during the years ended December 31, 2013, 2012, and 2011 was $10.97, $9.83, and $11.13, respectively. The total intrinsic value of RSUs converted during the years ended December 31, 2013, 2012, and 2011 was $4.5 million, $2.7 million, and $3.1 million, respectively.

A summary of the nonvested RSUs as of December 31, 2013, and changes during the year then ended, is presented below:

	RSUs	Weighted Average Grant Date Fair Value
Nonvested at January 1, 2013	534,875	$9.99
Granted	377,000	10.97
Vested	(374,113)	9.97
Forfeited	(168,197)	9.88
Nonvested at December 31, 2013	369,565	11.05

The total fair value of RSUs vested during the years ended December 31, 2013 and 2012 was approximately $3.7 million and $2.6 million, respectively. CTS recorded compensation expense of approximately $2.9 million, $2.9 million and $2.4 million related to service-based RSUs during the years ended December 31, 2013, 2012 and 2011, respectively. As of December 31, 2013, there was $1.5 million of unrecognized compensation cost related to nonvested RSUs. That cost is expected to be recognized over a weighted-average period of 1.3 years. CTS recognizes expense on a straight-line basis over the requisite service period for each separately vesting portion of the award as if the award was, in substance, multiple awards.

Performance-Based Restricted Stock Units

On February 2, 2010, CTS granted performance-based RSU awards for certain executives. Vesting may occur in the range from zero percent to 200% of the target amount of 78,000 units in 2012 subject to certification of the 2011 fiscal year results by CTS’ independent auditors. Vesting is dependent upon CTS’ achievement of sales growth targets, and as a result, 49,320 units were awarded and vested.

On February 3, 2011, CTS granted performance-based RSU awards for certain executives. Vesting may occur in the range from zero percent to 200% of the target amount of 53,200 units in 2013 subject to certification of the 2012 fiscal year results by CTS’ independent auditors. Vesting is dependent upon CTS’ achievement of sales growth targets. No awards were awarded as the targets were not met.

On February 8, 2012, CTS granted performance-based RSU awards for certain executives. Vesting may occur in the range from zero percent to 200% of the target amount of 45,850 units in 2014 subject to certification of the 2013 fiscal results by CTS’ independent auditors. Vesting is dependant upon CTS’ achievement of sales growth targets.

On February 8, 2012, CTS granted performance-based RSU awards for certain executives. Vesting may occur in the range from zero percent to 200% of the target amount of 39,300 units in 2014 subject to certification of the 2013 fiscal year results by CTS’ independent auditors. Vesting is dependent upon CTS’ achievement of certain cash flow targets.

On February 11, 2013, CTS granted performance-based RSU awards for certain executives. Vesting may occur in the range from zero percent to 200% of the target amount of 77,700 units in 2016 subject to certification of the 2015 fiscal year results by CTS’ independent auditors. Vesting is dependent upon CTS’ achievement of sales growth targets.

On February 11, 2013, CTS granted performance-based RSU awards for certain executives. Vesting may occur in the range from zero percent to 200% of the target amount of 66,600 units in 2016 subject to certification of the 2015 fiscal year results by CTS’ independent auditors. Vesting is dependent upon CTS’ achievement of certain cash flow targets.

CTS recorded compensation expense of approximately $674,000, $242,000 and $391,000 related to performance-based RSUs during the years ended December 31, 2013, 2012 and 2011, respectively. As of December 31, 2013 there was $647,000 of unrecognized compensation cost related to performance-based RSUs. That cost is expected to be recognized over a weighted-average period of 1.5 years.

Market-Based Restricted Stock Units

On July 2, 2007, CTS granted a market-based RSU award for an executive officer. An aggregate of 25,000 units may be earned in performance years ending in the following three consecutive years on the anniversary of the award date. Vesting may occur in the range from zero percent to 150% of the target award on the end date of each performance period and is tied exclusively to CTS total stockholder return relative to 32 enumerated peer group companies’ total stockholder return rates. The vesting rate will be determined using a matrix based on a percentile ranking of CTS total stockholder return with peer group total stockholder return over a three-year period. During the year ended December 31, 2010, 12,500 units were awarded and vested. There were no units awarded in 2011. On July 2, 2012, 8,334 units were awarded and vested.

On February 2, 2010, CTS granted market-based RSU awards for certain executives and key employees. Vesting may occur in the range from zero percent to 200% of the target amount of 117,000 units in 2012. Vesting is dependent upon CTS total stockholder return relative to 28 enumerated peer group companies’ stockholder return rates and, as a result, 67,130 units were awarded and vested.

On February 3, 2011, CTS granted market-based RSU awards for certain executives and key employees. Vesting may occur in the range from zero percent to 200% of the target amount of 79,800 units in 2013. Vesting is dependent upon CTS total stockholder return relative to 28 enumerated peer group companies’ stockholder return rates. On February 11, 2013, 80,940 units were awarded and vested.

On February 8, 2012, CTS granted market-based RSU awards for certain executives and key employees. Vesting may occur in the range from zero percent to 200% of the target amount of 45,850 units in 2014. Vesting is dependent upon CTS total stockholder return relative to 28 enumerated peer group companies’ stockholder return rates.

On February 11, 2013, CTS granted market-based RSU awards for certain executives and key employees. Vesting may occur in the range from zero percent to 200% of the target amount of 77,700 units in 2016. Vesting is dependent upon CTS total stockholder return relative to 20 enumerated peer group companies’ stockholder return rates.

On February 11, 2013, CTS granted a market-based RSU award to an executive officer. Vesting may occur in the range from zero percent to 200% of the target amount of 32,500 units in 2016. Vesting is dependent upon CTS total stockholder return relative to 20 enumerated peer group companies’ stockholder return rates.

CTS recorded compensation expense of approximately $666,000, $918,000 and $952,000 related to market-based RSUs during the years ended December 31, 2013, 2012 and 2011, respectively.

As of December 31, 2013, there was approximately $636,000 of unrecognized compensation cost related to market-based RSUs. That cost is expected to be recognized over a weighted average period of 1.5 years.

Stock Retirement Plan

The Directors’ Plan provides for a portion of the total compensation payable to nonemployee directors to be deferred and paid in CTS stock. The Directors’ Plan was frozen effective December 1, 2004. All future grants will be from the 2009 Plan.